CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (2,447)	$ (14,711)	$ (15,036)	$ 2,716
Adjustments to reconcile net loss to net cash used in operating activities
Cash receipts from operations			13,794	8,014
(Income) loss from equity method investments	(136)	1,449	1,194	(1,305)
Stock-based compensation	818	456	548	1,259
Depreciation and amortization	599	769	1,014	537
Amortization of debt issuance costs	53
Provision for broker warrant fair value				14
Provision for stock option fair value	24	(50)	(50)	8
Accretion expense	386	619	782	74
Tax impact of equity component of convertible debt issuance		(288)	(388)
Change in operating assets and liabilities
Accounts receivable, net	(5,723)	16,243	2,104	(14,879)
Prepaid expenses	177		(116)
Right of use assets	291		(301)
Accounts payable and accrued liabilities	(1,045)	(3,126)	(1,494)	509
Due from related parties	(1,121)	(1,113)	(2,573)	(1,903)
Lease liability	(399)	(172)	843
Income taxes	(743)	(1,715)		(55)
Other assets and liabilities	(86)	(209)	66	99
Net cash used in operating activities	(9,352)	(1,848)	(2,533)	(4,228)
Cash flows from investing activities
Purchase of fixed assets		(33)	(319)	(48)
Net cash paid for acquisitions	(204)	(3,934)	(7,736)	(466)
Distributions received from equity method investments	312	424
Distributions received from equity method investments			558	979
Net cash provided by (used in) investing activities	108	(3,543)	(7,497)	465
Cash flows from financing activities
Proceeds from exercise of stock options	19		19	16
Proceeds from share issuance, net	832	102	9,611
Proceeds from promissory note		1,978		2,000
Repayment of promissory note		(1,418)		(582)
Proceeds from Paycheck Protection Program loan	1,665	1,211	1,211
Proceeds from line of credit		2,122	2,122	1,000
Repayment of line of credit		(1,000)	(1,000)	(274)
Proceeds from debenture	7,360
Repayment of short term debt	(4,100)
Proceeds from convertible debenture		2,485	2,485	965
Net cash provided by financing activities	5,776	5,480	14,357	2,991
Increase (decrease) in cash	(3,468)	89	4,327	(772)
Cash at beginning of period	4,386	59	59	831
Cash at end of period	918	148	4,386	59
Supplemental cash flow information
Interest paid	301	145	498	119
Income taxes paid		62	$ 55	156
Supplemental non-cash flow information
Purchase of equipment with finance leases	$ 431	$ 269
Reclassification warrant fair value at exercise to equity				70
Related party receivable settled for common shares				$ (2,191)